Share Capital - Additional Information (Details)		1 Months Ended					3 Months Ended	12 Months Ended
		Apr. 30, 2021 USD ($)	Feb. 28, 2021 shares	Jan. 31, 2021 CAD ($) shares	Jan. 31, 2021 USD ($) shares	Dec. 31, 2019 CAD ($)	Jun. 30, 2021 USD ($) shares	Dec. 31, 2022 USD ($) vote shares	Dec. 31, 2021 USD ($) shares
Share Capital [Line Items]
Warrant exercises into share capital								$ 100,000	$ 5,100,000
Redeemable units, redeemed during period (in shares) | shares								3,300,000	16,900,000
Decrease in noncontrolling interest (in percent)								1.30%	6.70%
2022 and 2021 Unit and Other Minority Holders
Share Capital [Line Items]
Accrued dividends recognised as distributions to unit holders								$ 4,900,000	$ 36,400,000
Dividends recognised as distributions to owners								$ 83,600,000
2021 and 2020 Unit and Other Minority Interest Holders
Share Capital [Line Items]
Required tax distribution amounts									73,600,000
Bluma Wellness Inc.
Share Capital [Line Items]
Increase (decrease) in equity									$ 2,900,000
Number of warrants, Issued | shares									200,000
Value of warrants issued during period									$ 2,200,000
Cresco Warrants | Bluma Wellness Inc.
Share Capital [Line Items]
Number of warrants, Issued | shares							4,700,000
Value of warrants issued during period							$ 18,400,000
Former Executive
Share Capital [Line Items]
Shares issued during period for renewal of distribution agreement (in shares) | shares			1,300,000
Subordinate Voting Shares (SVS)
Share Capital [Line Items]
Number of shares issued | shares								281,147,586	270,033,270
Voting rights | vote								1
Subordinate Voting Shares (SVS) | Canacord Genuity Corp.
Share Capital [Line Items]
Proceeds from issue of ordinary shares		$ 100,000,000
Number of shares issued during period (in shares) | shares								0	0
Subordinate Voting Shares (SVS) | ATM Offering | Canacord Genuity Corp.
Share Capital [Line Items]
Proceeds from issue of ordinary shares						$ 55,000,000
Subordinate Voting Shares (SVS) | Private Placement
Share Capital [Line Items]
Proceeds from issue of ordinary shares					$ 120,700,000
Number of shares issued during period (in shares) | shares				9,900,000	9,900,000
Shares issued during period (in dollars per share)				$ 16,000	$ 12,670
Commission and other fees					3,400,000
Increase (decrease) in equity					$ 124,100,000
Proportionate Voting Shares (PVS)
Share Capital [Line Items]
Number of shares issued | shares	[1]							20,082,384	20,667,206
Voting rights | vote								1
Voting rights conversion | vote								200
Description of stock conversion ratio								0.005
Super Voting Shares (MVS)
Share Capital [Line Items]
Number of shares issued | shares								500,000	500,000
Voting rights | vote								2,000
Special Subordinate Voting Shares (SSVS)
Share Capital [Line Items]
Number of shares issued | shares	[2]							639	639
Voting rights | vote								0.00001
Description of stock conversion ratio								100,000

[1]	[1] Proportionate Voting Shares (“PVS”) presented on an “as-converted” basis to Subordinate Voting Shares (“SVS”) (1-to-200)
[2]	[2] Special Subordinate Voting Shares (“SSVS”) presented on an “as-converted” basis to SVS (1-to-0.00001)